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                 GMACM HOME EQUITY LOAN TRUST 2006-HE1
                                       GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE1

Cut-Off Period Date                                            04/30/06
Determination Date                                             05/18/06
Record Date                                                    05/24/06
Payment Date                                                   05/25/06
Actual Days in Accrual Period (30/360)                               30
Accrual Period (30/360)                                              30

SERVICING CERTIFICATE
Beginning Pool Balance                                   948,993,489.42
Beginning PFA                                            320,461,679.18
Ending Pool Balance                                    1,185,459,425.40
Ending PFA Balance                                        66,744,311.29
Principal Collections                                     46,196,451.99
Principal Draws                                           28,945,020.08
Net Principal Collections                                             -

Active Loan Count                                                25,386

Current Month Repurchases - Units                                  0.00
Current Month Repurchases - Dollars                                0.00

Additional Mortgage Loans - Revolving Period             253,717,367.89

Net Interest Collections                                   6,360,168.34

Net WAC Rate                                                   7.63135%
Substitution Adjustment Amount                                     0.00

Note Rate                                                      5.16938%

                                                         BEGINNING            ENDING
TERM NOTES                                                BALANCE             BALANCE          FACTOR     PRINCIPAL INTEREST
----------                                                -------             -------          ------     --------- --------
Class A-1                                              1,274,156,000.00    1,274,156,000.00   1.0000000     0.00   5,488,830.45
Variable Funding Note                                                 -                   -   0.0000000     0.00         0.00

CERTIFICATES                                                          -                   -           -        -         0.00


(Continued)
                                                        Interest  Security
                                                        Shortfall Percent   Coupon

Class A-1                                               0.00     100.00%   5.16938%
Variable Funding Note                                   0.00      0.00%    0.00000%

Certificates                                               -         -         -


Beginning Overcollateralization Amount                    10,281,472.39
Overcollateralization Amount Increase (Decrease)           2,362,431.00
Outstanding Overcollateralization Amount                  12,643,903.39
Overcollateralization Target Amount                       34,609,861.35

Credit Enhancement Draw Amount                                     0.00
Unreimbursed Prior Draws                                           0.00


                                                                              NUMBER           PERCENT        FORECLOSURE
                                                                BALANCE      OF LOANS        OF BALANCE    UNITS    DOLLARS
Delinquent Loans (30 Days)*                                6,828,268.62         146             0.58%        0        0.00
Delinquent Loans (60 Days)*                                1,187,217.00         27              0.10%        0        0.00
Delinquent Loans (90 Days)*                                   47,100.00          1              0.00%        1  68,822.680
Delinquent Loans (120 Days)*                                          -          0              0.00%        0
Delinquent Loans (150 Days)*                                          -          0              0.00%        0
Delinquent Loans (180 + Days)*                                        -          0              0.00%        0
REO                                                                0.00          0              0.00%
Bankruptcy                                                   128,526.95          3              0.01%
Foreclosures                                                  68,822.68          1              0.01%



CONTINUED                                                  BANKRUPTCY         REO
                                                         UNITS    DOLLARS    UNITS    DOLLARS
Delinquent Loans (30 Days)*                                0     -             0    -  0.00
Delinquent Loans (60 Days)*                                1   19,787.11       0    -  0.00
Delinquent Loans (90 Days)*                                0     -             0    -  0.00
Delinquent Loans (120 Days)*                               0     -             0    -  0.00
Delinquent Loans (150 Days)*                               0     -             0    -  0.00
Delinquent Loans (180 + Days)*                             0     -             0    -  0.00
REO
Bankruptcy
Foreclosures




*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                      LIQUIDATION TO-DATE  PERCENT OF ORGINAL BALANCE
Beginning Loss Amount                                              0.00
Current Month Loss Amount                                          0.00
Current Month Recoveries                                           0.00
                                                     -------------------
Net Ending Loss Amount                                             0.00               0.00%

                                                                RECOVERY TO-DATE
                                                     ---------------------------------------
Beginning Recovery Amount                                          0.00
Current Month Recovery Amount                                      0.00
                                                     -------------------
Ending Recovery Amount                                             0.00

                                                       SPECIAL HAZARD          FRAUD              BANKRUPTCY
Beginning Amount                                                   0.00                0.00          0.00
Current Month Loss Amount                                          0.00                0.00          0.00
Ending Amount                                                      0.00                0.00          0.00

Liquidation Loss Distribution Amounts                              0.00
Extraordinary Event Losses                                         0.00
Excess Loss Amounts                                                0.00





CAPITALIZED INTEREST ACCOUNT
Beginning Balance                                            572,373.08
Withdraw relating to Collection Period                       572,373.08
Interest Earned (Zero, Paid to Funding Account)                    0.00
                                                     -------------------
Ending Capitalized Interest Account Balance as of Payment Date     0.00
Interest earned for Collection Period                          7,706.26
Interest withdrawn related to prior Collection Period            602.59

FUNDING ACCOUNT
Beginning Funding Account Balance                         14,982,303.79
Deposit to Funding Account                                19,613,862.91
Payment for Additional Purchases                                      -
Remaing Balance due to Noteholders                                    -
                                                      -------------------
Ending Funding Account Balance as of Payment Date         34,596,166.70
Interest earned for Collection Period                         11,595.03
Interest withdrawn related to prior Collection Period                 -

PREFUNDING ACCOUNT
Beginning Balance                                        320,461,679.18
Additional Purchases during Revolving Period            (253,717,367.89)
Excess of Draws over Principal Collections                         0.00
                                                     -------------------
Total Ending Balance as of Payment Date                   66,744,311.29
Interest earned for Collection Period                      1,026,834.34
Interest withdrawn related to prior Collection Period         80,905.15

CASH FLOWS RECEIVED
Principal Collections                                     46,196,451.99
Advances                                                  28,945,020.08
Interest Collections                                       6,755,582.29
Capital Interest Account withdrawal                          572,373.08
Reinvestment Income                                        1,046,135.63
Servicer Advances                                                     -
Substitution Adjustment Amount                                        -
Recovery Amounts                                                   0.00
                                                     -------------------
TOTAL CASH FLOWS RECEIVED                                 25,625,522.91

CASH FLOWS DISTRIBUTED
Principal Distribution to Noteholders                                 -
Interest Distribution                                      5,488,830.45
Funds sent to Funding Account                             19,613,862.91
Residual Amount - Certificates                                        -
Servicer Advances - Reimbursement                                     -
GMACM Service Fee                                            395,413.95
GMACM Recovery Fee                                                    -
Credit Enhancer Fee - FGIC                                   127,415.60
                                                     -------------------
TOTAL CASH FLOWS DISTRIBUTED                              25,625,522.91

NET CASH FLOWS REMAINING                                           0.00

TRIGGER ANALYSIS

Excess Spread Amount                                         743,922.29
Excess Spread Percentage                                          0.70%
Excess Spread Required Percentage                                 2.00%

Rolling 3 Month Delinquency Percentage                            0.00%
Rolling 3 Month Delinquency Required Percentage                   4.00%

Aggregate Liquidation Percentage                                  0.00%
Aggregate Liquidation Required Percentage                         0.00%

SERVICING TERMINATION EVENT                                  NO

Rolling 3 Month Delinquency Percentage                            0.00%
Rolling 3 Month Delinquency Required Percentage                   3.50%

Aggregate Liquidation Percentage                                  0.00%
Aggregate Liquidation Required Percentage                         0.00%

Excess Spread Test Satisfied                                 NO

SERVICING TRIGGER EVENT                                      NO

                               Step Down Date NO

SECURITY PERIOD
Revolving Period                                            YES
Managed Amortization                                         NO
Rapid Amortization                                           NO


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